EXPETITLE ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2023
Expetitle Inc [Member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUES OF THE ACQUIRED ASSETS AND ASSUMED LIABILITIES

The following table summarizes the recognized amounts of assets acquired and liabilities assumed, total consideration, and cash flow related to the Expetitle Transaction (in thousands):

Balance at January 21, 2022
Recognized amounts of assets acquired and liabilities assumed
Cash	80
Other Current Assets	42
In Trust Cash	960
Goodwill	8,393
Intangible Assets	3,364
Accounts Payables and Accrued Liabilities	(103)
Held in Trust Funds	(960)
Other Payables	(19)
Net Assets Acquired	11,757

Cash Flow
Total Consideration	(11,757)
Acquired Cash	80
Equity-settled share-based payment	4,325
Cash from Investing Activities	(7,352)